Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

D3    Related party transactions

Transactions between the Company and its subsidiaries or intra-group transactions are eliminated on consolidation. Intra-group transactions of the Group mainly related to a limited number of loans, guarantees or services provided by the Company to or from others business units, or between business units, including investment management services provided by the Group’s asset managers to the insurance operations businesses as shown in note B1.3. All intra-group transactions are subject to the same internal approval framework as external transactions. Given the nature of the Group’s business there has historically been limited interconnectedness across the Group. The Group reviews its recovery plan (that also covers intra-group transactions and the level of the Group’s interconnectivity risk) on an annual basis and details the remedial actions that could be used to restore financial strength and viability if the Group were to come under severe stress.

The Company has transactions and outstanding balances with collective investment schemes and similar entities that are not consolidated and where a Group company acts as manager, which are regarded as related parties for the purposes of IAS 24. The balances are included in the Group’s statement of financial position at fair value or amortised cost in accordance with IFRS 9 / IAS 39 classifications with the corresponding amounts included in the income statement. The transactions include amounts paid on issue of shares or units, amounts received on cancellation of shares or units and amounts paid in respect of the periodic charge and administration fee.

In addition, there are no material transactions between the Group’s joint ventures and associates, which are accounted for on an equity method basis, and other Group companies except for a planned capital injection into CPL, the Group's joint venture business in the Chinese Mainland announced in December 2023. The Group announced that it was providing additional growth capital to CPL of RMB1.25 billion (US$176 million) in cash subject to relevant regulatory approvals, with CITIC, its joint venture partner providing an equal amount. In anticipation of the future capital injection, the Group advanced the cash of $176 million to CPL in December 2023.

Key management personnel of the Company, as described in note B2.3, may from time to time purchase insurance or asset management products marketed by Group companies in the ordinary course of business on substantially the same terms as those prevailing at the time for comparable transactions with other persons.

In 2023, 2022 and 2021, transactions with key management personnel were not deemed to be significant both by virtue of their size and in the context of the individuals’ financial positions. All of these transactions were on terms broadly equivalent to those that prevailed in arm’s-length transactions.

Additional details on the Directors’ interests in shares, transactions or arrangements are given in the Compensation and Employees section. Key management remuneration is disclosed in note B2.3.